LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Long-term debt
Total debt payable	$ 1,950.0
2021
Long-term debt
Total debt payable	500.0
2022
Long-term debt
Total debt payable	40.0
2023
Long-term debt
Total debt payable	36.0
2024
Long-term debt
Total debt payable	532.0
2025
Long-term debt
Total debt payable	4.0
2026+
Long-term debt
Total debt payable	838.0
Senior notes
Long-term debt
Total debt payable	1,750.0
Senior notes | 2021
Long-term debt
Total debt payable	500.0
Senior notes | 2024
Long-term debt
Total debt payable	500.0
Senior notes | 2026+
Long-term debt
Total debt payable	750.0
Tasiat Mauritamie Ltd. S.A
Long-term debt
Total debt payable	200.0
Tasiat Mauritamie Ltd. S.A | 2022
Long-term debt
Total debt payable	40.0
Tasiat Mauritamie Ltd. S.A | 2023
Long-term debt
Total debt payable	36.0
Tasiat Mauritamie Ltd. S.A | 2024
Long-term debt
Total debt payable	32.0
Tasiat Mauritamie Ltd. S.A | 2025
Long-term debt
Total debt payable	4.0
Tasiat Mauritamie Ltd. S.A | 2026+
Long-term debt
Total debt payable	$ 88.0